Short-term Borrowings and Current Portion of Long-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Short-term Borrowings and Current Portion of Long-term Borrowings
Schedule of short-term borrowings and current portion of long-term borrowings

	As of December 31,
	2018	2019
	RMB	RMB
Bank loans	130,000	130,000
Other borrowings	—	29,500
Current portion of long-term borrowings (Note 14)	4,324	—
	134,324	159,500